COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 07, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Issuance of shares					16,667	266,667
Net loss			$ 130,397	$ 331,303	$ 1,106,962	$ 1,255,497
Accumulated deficit			4,117,063		3,986,666	$ 2,879,704
Current liabilities			2,553,036		$ 2,482,996
Giv Bux Global Partners Inc [Member]
Ownership percentage		100.00%
Common Stock [Member]
Issuance of shares					16,667	266,667
Net loss
Giv Bux Global Partners Inc [Member]
Issuance of shares	78,125,000	78,125,000
Reverse stock split	1-for-20 reverse split
Giv Bux Global Partners Inc [Member] | Common Stock [Member]
Issuance of shares	74,218,050